Concentrations and credit risk (Details 1) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Total Trade Receivables	$ 811	$ 600
Total Trade Receivables, percent	70.00%	76.00%
Customer C [Member]
Total Trade Receivables	$ 241	$ 136
Total Trade Receivables, percent	30.00%	23.00%
Customer B [Member]
Total Trade Receivables	$ 133	$ 191
Total Trade Receivables, percent	16.00%	32.00%
Customer A [Member]
Total Trade Receivables	$ 99	$ 127
Total Trade Receivables, percent	12.00%	21.00%
Customer F [Member]
Total Trade Receivables	$ 95	$ 0
Total Trade Receivables, percent	12.00%	0.00%